Provisions - Summary of Provisions (Details) $ in Thousands	Jun. 30, 2021 CAD ($)
Restructuring Provision [Abstract]
Provision for onerous contract	$ 21,928
Less current portion of provisions	3,078
Long-term portion of provisions	$ 18,850